Financial instruments (Tables)	12 Months Ended
Jan. 31, 2018
Financial Instruments [Abstract]
Disclosure of detailed information about financial instruments

		January 31, 2018	January 31, 2017
	Note	£000	£000
Loans and receivables
Other receivables(1)	15	3,600	342
Cash and cash equivalents		20,102	28,062
		23,702	28,404
Financial liabilities measured at amortized cost
Trade and other payables	16	8,932	3,984
Financial liabilities on funding arrangements	18	3,090	5,919
		12,022	9,903

(1)	Prepayments and accrued income have been excluded as they are not considered to be a financial instrument.

Disclosure of cash deposits

	January 31, 2018	January 31, 2017
	£000	£000
Cash at bank and in hand
Pounds Sterling	5,535	8,969
US Dollar	14,567	19,093
	20,102	28,062
The Group’s cash and short-term deposits were as follows:

	January 31, 2018	January 31, 2017
	£000	£000
On current account	20,102	28,062
	20,102	28,062

Sensitivity analysis for types of market risk
The Group’s exposure to interest rate risk is illustrated with regard to the opening and closing cash balances and the difference that an increase or decrease of 1% in interest rates would have made based on the average cash balance of £24,082,000 (2017: £22,183,000) in the year:

Year ended January 31, 2018	(1)%	Actual	1%
Interest rate	—	0.02	1.02
Interest received (£000)	—	5	246
Year ended January 31, 2017	(1)%	Actual	1%
Interest rate	—	0.04	1.04
Interest received (£000)	—	8	230